Employee Benefit Plans (Paid Benefit Obligations and Accumulated Benefit Obligations in Excess of Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accumulated benefit obligation [Abstract]
Projected benefit obligations	$ 71	$ 66
Accumulated benefit obligations	71	66
Estimated fair value of plan assets	$ 0	$ 0